Post-employment benefits for associates - Reconciliation of net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	$ (192)	$ (215)
Current service cost	(18)	(16)
Net interest expense	(6)	(7)
Past service costs and settlements	1	0
Administrative expenses	(1)	(1)
Remeasurements	15	22
Currency translation effects	(13)	10
Employer contributions	22	23
Change in limitation on recognition of fund surplus	(11)	(8)
Net defined benefit liability at end of period	(203)	(192)
Pension plans | Prepaid benefit cost
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	6
Net defined benefit liability at end of period	7	6
Pension plans | Accrued benefit liability
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(198)
Net defined benefit liability at end of period	(210)	(198)
Other post-employment benefit plans
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(208)	(213)
Current service cost	(4)	(5)
Net interest expense	(12)	(10)
Past service costs and settlements	0	0
Administrative expenses	0	0
Remeasurements	5	5
Currency translation effects	0	0
Employer contributions	13	15
Change in limitation on recognition of fund surplus	0	0
Net defined benefit liability at end of period	(206)	(208)
Other post-employment benefit plans | Prepaid benefit cost
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	0
Net defined benefit liability at end of period	0	0
Other post-employment benefit plans | Accrued benefit liability
Reconciliation of Definted Benefit Liability [Roll Forward]
Net defined benefit liability at beginning of period	(208)
Net defined benefit liability at end of period	$ (206)	$ (208)